Fair Value - Summary of Carrying Amounts of Financial Assets and Financial Liabilities that are Classified as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 10,625	€ 10,524
Designated	196,349	181,946
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	1,466	3,958
Designated	65,044	55,631
Investments where Aegon bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	9,386	8,079
Designated	2,526	1,940
Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	193,823	180,006
Investment contracts without DPF where the policyholder bears the risk [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	65,044	55,631
Derivatives not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	1,238	2,445
Derivatives not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 1,466	€ 3,958